Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2035 Fund - Fidelity Freedom 2035 Fund - Class K6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518